Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2015
Preferred Stock [Abstract]
Detail of Preferred Stock
Our total authorized, issued and outstanding preferred stock is presented in the following two tables along with the Employee Stock Ownership Plan (ESOP) Cumulative Convertible Preferred Stock.
Table 18.1: Preferred Stock Shares

	December 31, 2015		December 31, 2014
	Liquidation preference per share	Shares authorized and designated	Liquidation preference per share	Shares authorized and designated
DEP Shares
Dividend Equalization Preferred Shares (DEP)	$10	97,000	$10	97,000
Series G
7.25% Class A Preferred Stock	—	—	15,000	50,000
Series H
Floating Class A Preferred Stock	20,000	50,000	20,000	50,000
Series I
Floating Class A Preferred Stock	100,000	25,010	100,000	25,010
Series J
8.00% Non-Cumulative Perpetual Class A Preferred Stock	1,000	2,300,000	1,000	2,300,000
Series K
7.98% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock	1,000	3,500,000	1,000	3,500,000
Series L
7.50% Non-Cumulative Perpetual Convertible Class A Preferred Stock	1,000	4,025,000	1,000	4,025,000
Series N
5.20% Non-Cumulative Perpetual Class A Preferred Stock	25,000	30,000	25,000	30,000
Series O
5.125% Non-Cumulative Perpetual Class A Preferred Stock	25,000	27,600	25,000	27,600
Series P
5.25% Non-Cumulative Perpetual Class A Preferred Stock	25,000	26,400	25,000	26,400
Series Q
5.85% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock	25,000	69,000	25,000	69,000
Series R
6.625% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock	25,000	34,500	25,000	34,500
Series S
5.900% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock	25,000	80,000	25,000	80,000
Series T
6.000% Non-Cumulative Perpetual Class A Preferred Stock	25,000	32,200	25,000	32,200
Series U
5.875% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock	25,000	80,000	—	—
Series V
6.000% Non-Cumulative Perpetual Class A Preferred Stock	25,000	40,000	—	—
ESOP
Cumulative Convertible Preferred Stock (1)	—	1,252,386	—	1,251,287
Total		11,669,096		11,597,997

(1)	See the ESOP Cumulative Convertible Preferred Stock section of this Note for additional information about the liquidation preference for the ESOP Cumulative Preferred Stock.
Table 18.2: Preferred Stock – Par and Carrying Value

	December 31, 2015				December 31, 2014
(in millions, except shares)	Shares issued and outstanding	Par value	Carrying value	Discount	Shares issued and outstanding	Par value	Carrying value	Discount
DEP Shares
Dividend Equalization Preferred Shares (DEP)	96,546	$—	—	—	96,546	$—	—	—
Series I (1)
Floating Class A Preferred Stock	25,010	2,501	2,501	—	25,010	2,501	2,501	—
Series J (1)
8.00% Non-Cumulative Perpetual Class A Preferred Stock	2,150,375	2,150	1,995	155	2,150,375	2,150	1,995	155
Series K (1)
7.98% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock	3,352,000	3,352	2,876	476	3,352,000	3,352	2,876	476
Series L (1)
7.50% Non-Cumulative Perpetual Convertible Class A Preferred Stock	3,968,000	3,968	3,200	768	3,968,000	3,968	3,200	768
Series N (1)
5.20% Non-Cumulative Perpetual Class A Preferred Stock	30,000	750	750	—	30,000	750	750	—
Series O (1)
5.125% Non-Cumulative Perpetual Class A Preferred Stock	26,000	650	650	—	26,000	650	650	—
Series P (1)
5.25% Non-Cumulative Perpetual Class A Preferred Stock	25,000	625	625	—	25,000	625	625	—
Series Q (1)
5.85% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock	69,000	1,725	1,725	—	69,000	1,725	1,725	—
Series R (1)
6.625% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock	33,600	840	840	—	33,600	840	840	—
Series S (1)
5.900% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock	80,000	2,000	2,000	—	80,000	2,000	2,000	—
Series T (1)
6.000% Non-Cumulative Perpetual Class A Preferred Stock	32,000	800	800	—	32,000	800	800	—
Series U (1)
5.875% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock	80,000	2,000	2,000	—	—	—	—	—
Series V (1)
6.000% Non-Cumulative Perpetual Class A Preferred Stock	40,000	1,000	1,000	—	—	—	—	—
ESOP
Cumulative Convertible Preferred Stock	1,252,386	1,252	1,252	—	1,251,287	1,251	1,251	—
Total	11,259,917	$23,613	22,214	1,399	11,138,818	$20,612	19,213	1,399

(1)	Preferred shares qualify as Tier 1 capital.

Detail of Employee Stock Ownership Plan Preferred Stock
Table 18.3: ESOP Preferred Stock

	Shares issued and outstanding		Carrying value
	Dec 31,	Dec 31,	Dec 31,	Dec 31,	Adjustable dividend rate
(in millions, except shares)	2015	2014	2015	2014	Minimum	Maximum
ESOP Preferred Stock
$1,000 liquidation preference per share
2015	220,408	—	$220	—	8.90%	9.90
2014	283,791	352,158	284	352	8.70	9.70
2013	251,304	288,000	251	288	8.50	9.50
2012	166,353	189,204	166	189	10.00	11.00
2011	177,614	205,263	178	205	9.00	10.00
2010	113,234	141,011	113	141	9.50	10.50
2008	28,972	42,204	29	42	10.50	11.50
2007	10,710	24,728	11	25	10.75	11.75
2006	—	8,719	—	9	10.75	11.75
Total ESOP Preferred Stock (1)	1,252,386	1,251,287	$1,252	1,251
Unearned ESOP shares (2)			$(1,362)	(1,360)

(1)	At December 31, 2015 and 2014, additional paid-in capital included $110 million and $109 million, respectively, related to ESOP preferred stock.

(2)
We recorded a corresponding charge to unearned ESOP shares in connection with the issuance of the ESOP Preferred Stock. The unearned ESOP shares are reduced as shares of the ESOP Preferred Stock are committed to be released.